Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Summary of inventories

	December 31, 2021	December 31, 2020

Ore stockpiles	$10,097	$6,327
In-process inventory and finished goods	63,513	68,984
Materials and supplies	104,553	88,824
	$178,163	$164,135